Equity Securities - Low-Income Housing Tax Credit Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
LIHTC Investment [Line Items]
Income tax expense (benefit)	$ 5,578	$ (1,157)	[1]	$ 5,761	[1]
Equity Securities Disclosures Textual [Abstract]
Affordable housing tax credits commitment, payment period	3 years	3 years
Qualified affordable housing project investments, commitment	$ 4,900	$ 4,200
Low-income housing tax credit investments [Member]
LIHTC Investment [Line Items]
Proportional amortization of investments	1,545	1,407		1,276
Tax credits and other tax benefits	(1,783)	(1,639)		(1,490)
Income tax expense (benefit)	$ (238)	$ (232)		$ (214)

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).